November 7, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	Endeavor Series Trust (the "Trust")
		File Nos. 33-27352
		CIK No. 847254
		Post-Effective Amendment No. 20 Accession No.
0000927405-97-000433

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Supplements to the Prospectuses and Statements of Additional Information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 1997.

	Kindly return an electronic acceptance as evidence of your receipt of this filing.

Very truly yours,


/s/ Gail A. Hanson
Gail A. Hanson
Counsel

Enclosures

cc:	V. McGuinness - Endeavor Management Co.
	V. McGuinness, Jr. - Endeavor Management Co.
	F. Camp - PFL Life Insurance Company
	R. Hickey - Sullivan & Worcester, LLP